KENNEBEC FUNDS TRUST

                     U.S. Government Fund
                   California Tax-Free Fund
                         Equity Fund

               Supplement Dated January 1, 1996
                        to Prospectus
              Dated March 31, 1995


The following Supplement is provided to update and should be read in conjunction with the information provided in the Prospectus.

Effective January 1, 1996, the Equity Fund, a series of the
Kennebec Funds Trust,  changed its name to the Equity Value
Fund.

               Financial Highlights (unaudited)

The following supplementary financial information with respect to the Funds is for the period April 3, 1995 (commencement of operations) to September 30, 1995.

Selected data for a share of a Fund outstanding throughout the period:

                                     For the Period
                                     April 3, 1995
                                    (Commencement of
                                     Operations) to
                                   September 30, 1995
 ^^^




     U.S. Government     California Tax-Free
     Fund                    Fund  Equity Fund


Net asset value,
beginning of period      $  12.00     $  12.00    $  12.00

Income from investment operations:

 Net investment income       0.35         0.29        0.11
 Net realized and unrealized
gain on investments          0.51         0.10        1.42

Total income from investment
operations                   0.86         0.39        1.53

Less dividends from net
investment income           (0.35)       (0.29)      (0.10)

Net asset value, end of
period                   $  12.51     $  12.10    $  13.43

Total return                 7.19%        3.28%      12.80%

Ratios/Supplemental Data:

Net assets, end of
period (in thousands)  $18,630      $38,300     $26,291
Ratio of expenses to
average net assets           1.09%(1)           0.81%(1)
                       1.64%(1)
Ratio of net investment
income to average net assets        5.69%(1)          4.93%(1)
                       1.93%(1)
Ratio of expenses to average
net assets without fee waivers      1.43%(1)          1.19%(1)
                       1.79%(1)
Ratio of net investment income
to average net assets
without fee waivers          5.35%(1)           4.55%(1)
                       1.78%(1)
Portfolio turnover
rate(2)                     36.56%(1)           147.98%(1)
                       52.05%(1)

_______________

(1)Annualized.
(2)A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1995 were $19,332,045 and $2,121,922, respectively, for the U.S.
Government Fund, $64,450,216 and $26,935,185, respectively, for the California Tax-Free Fund, and $22,968,962 and $3,871,035, respectively, for the Equity Fund.






                     KENNEBEC FUNDS TRUST

                     U.S. Government Fund
                   California Tax-Free Fund
                         Equity Fund

               Supplement Dated January 1, 1996
            to Statement of Additional Information
                     Dated March 31, 1995

Effective January 1, 1996, the Equity Fund, a series of the
Kennebec Funds Trust, changed its name to the Equity Value
Fund.

The financial statements of the U.S. Government, California Tax-Free and Equity Funds for the period April 3, 1995 (commencement of operations) to September 30, 1995, are included in the Funds' Semi-Annual Report on pages 7-26 and are unaudited for the period shown. A copy of the Semi-Annual Report accompanies this Statement of Additional Information. The following financial statements appearing in the Semi-Annual Report for the period ended September 30, 1995, are hereby incorporated into this Statement of Additional Information by reference:


U.S. Government California Tax-Free
Fund Semi-Annual Report Page Fund Semi-Annual Report
  Equity Fund Semi-Annual Report
                      Page

Page

                                 Page

Statement of Assets and Liabilities,September
  30, 1995 (Unaudited)   7            13           19

Statement of Investments, September 30, 1995
  (Unaudited)           8-9         14-15        20-21

Statement of Operations,
April 3, 1995            10           16           22
  (Commencement of Operations) to
  September 30, 1995 (Unaudited)

Statement of Changes in
Net Assets,              11           17           23
  April 3, 1995 (Commencement of
  Operations) to September 30, 1995
  (Unaudited)

Financial Highlights, April 3, 1995
(Commencement of Operations) to
September 30, 1995
(Unaudited)              12           18           24

Notes to Financial Statements, September 30,
  1995 (Unaudited)     25-26        25-26        25-26